Swan Hedged Equity US Large Cap ETF
Schedule of Investments
February 28, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 88.3%
Exchanged Traded Funds - 88.3%
iShares Core S&P 500 ETF (a)(b)	40,370	$15,412,055
SPDR S&P 500 ETF Trust (b)	10,830	4,119,299
TOTAL EXCHANGE TRADED FUNDS (Cost $19,657,389)		19,531,354

MONEY MARKET FUNDS - 6.3%
First American Government Obligations Fund - Class X, 0.03% (c)	1,396,532	1,396,532
TOTAL MONEY MARKET FUNDS (Cost $1,396,532)		1,396,532

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 25.0%
PURCHASED CALL OPTIONS - 15.8%
SPDR S&P 500 ETF Trust
Expiration: December 2021, Exercise Price: $353 (e)	405	1,944,810	$15,404,580
Expiration: December 2021, Exercise Price: $391 (e)	405	953,775	15,404,580
Expiration: December 2022, Exercise Price: $400 (e)	26	81,965	988,936
Expiration: December 2022, Exercise Price: $415 (e)	102	251,583	3,879,672
Expiration: December 2022, Exercise Price: $425 (e)	128	265,600	4,868,608
		3,497,733
PURCHASED PUT OPTIONS - 9.2%
SPDR S&P 500 ETF Trust
Expiration: March 2021, Exercise Price: $265	59	1,033	2,244,124
Expiration: March 2021, Exercise Price: $360 (e)	51	20,043	1,939,836
Expiration: May 2021, Exercise Price: $372 (e)	77	107,492	2,928,772
Expiration: December 2022, Exercise Price: $360	51	209,329	1,939,836
Expiration: December 2022, Exercise Price: $375	141	661,995	5,363,076
Expiration: December 2022, Exercise Price: $390	192	1,028,256	7,302,912
		2,028,148
TOTAL PURCHASED OPTIONS (Cost $5,744,658)		5,525,881

Total Investments (Cost $26,798,579) - 119.6%		26,453,767
Liabilities in Excess of Other Assets - (19.6)%		(4,334,194)
TOTAL NET ASSETS - 100.0%		$22,119,573

Percentages are stated as a percent of net assets.
SPDR	Standard & Poor's Depositary Receipt

(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $7,622,710.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
February 28, 2021 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (14.0)%
WRITTEN CALL OPTIONS - (13.9)%
SPDR S&P 500 ETF Trust
Expiration: December 2021, Exercise Price: $372	810	$2,841,480	$30,809,160
Expiration: December 2022, Exercise Price: $450	26	34,138	988,936
Expiration: December 2022, Exercise Price: $465	102	101,235	3,879,672
Expiration: December 2022, Exercise Price: $480	128	96,448	4,868,608
		3,073,301
WRITTEN PUT OPTIONS - (0.1)%
SPDR S&P 500 ETF Trust
Expiration: March 2021, Exercise Price: $304	51	2,576	1,939,836
Expiration: May 2021, Exercise Price: $314	77	31,069	2,928,772
		33,645
TOTAL WRITTEN OPTIONS (Premiums Received $3,324,870)		$3,106,946

Percentages are stated as a percent of net assets.
SPDR	Standard & Poor's Depositary Receipt

(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$19,531,354	$-	$-	$19,531,354
Money Market Funds	1,396,532	-	-	1,396,532
Purchased Options	-	5,525,881	-	5,525,881
Total Investments - Assets	$20,927,886	$5,525,881	$-	$26,453,767
Other Financial Instruments - Liabilities:
Written Options	$-	$3,106,946	$-	$3,106,946